Annual Notice of Securities Sold Pursuant to Rule 24F-2

           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              ANNUAL NOTICE OF SECURITIES SOLD
                   Pursuant to Rule 24F-2

1.  Name and address of issuer: Jackson National Capital Management Funds
						  5901 Executive Drive
						  Lansing, MI 48911

2. Name of each series or class of funds for which this notice is filed: Jackson National Money Market Fund
                      Jackson National Tax-Exempt Fund
                      Jackson National Income Fund
                      Jackson National Growth Fund
                      Jackson National Total Return Fund

3.  Investment Company Act File Number: 811-6611

    Securities Act File Number:         33-46590

4.  Last day of fiscal year for which this notice is filed: October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's _
    24F-2 declaration:                                    |_|

6.  Date of termination of issuer's declaration under rule
    24F-2(a)(1), if applicable (see Instruction A.6)   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1993 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2: N/A

9. Number and aggregate sale price of securities sold during the fiscal year.


      SHARES
      SALE PRICE


   ---------------------
     ---------------------

Money Market Fund
    42,399,944.360
           42,399,944.36

Tax-Exempt Fund
         192,085.723
             1,743,895.00

Income Fund
         203,803.670
             1,986,281.33

Growth Fund
         324,371.308
             3,861,770.88

Total Return Fund
         295,242.914
             3,203,279.21


   ============
          ===========


    43,415,447.975
           53,195,170.78



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:


      SHARES
      SALE PRICE


   ---------------------
     ---------------------

Money Market Fund
    42,399,944.360
           42,399,944.36

Tax-Exempt Fund
         192,085.723
             1,743,895.00

Income Fund
         203,803.670
             1,986,281.33

Growth Fund
         324,371.308
             3,861,770.88

Total Return Fund
         295,242.914
             3,203,279.21


   ============
          ===========


    43,415,447.975
           53,195,170.78


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A

12. Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2 (from Item
        10):
                                                $53,195,173

(ii)    Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11, if
        applicable):
                                                +         0

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                -53,195,173

(iv)    Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24F-2 (if applicable):
                                                +         0

(v)     Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2
        [line (I), plus line (ii), less line (iii), plus
        line (iv)] (if applicable):             -         0

(vi)    Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or
        regulation (see Instruction C.6):
                                                x     .0002

(vii)   Fee due [line (I) or line (v) multiplied by line
        (vi)]:                                            0

Instructions: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within sixty days after the close of the issuer's fiscal year. See Instruction C.3

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17
    CFR 202.3a)

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title):  Larry C Jordan/s/, Vice President
Date:  December 22, 1995